Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
18.	Shareholders’ Equity

18.1.	Preemptive subscription rights

Shareholders have preemptive rights to subscribe for additional shares issued by the Company for cash on a pro rata basis when the Company makes a share offering. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

18.2.	Dividends

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception, as the result of an accumulated statutory deficit of approximately $148.4 million at December 31, 2014. Dividend distributions, if any, will be made in euros. The Company has no plan to distribute dividends in the foreseeable future.

18.3.	Warrants

The effects of applying the fair value method provided in accordance with ASC 718 are shown in Note 7.

On June 25, 2010 the Company authorized the Directors of the Company, to subscribe to 250,000 warrants for a subscription price of €0.70 per warrant ($0.90). Each warrant is exercisable to purchase one Share at a price of €5.44 ($6.68). These warrants are issued for a four-year period and will vest over one year from the date of issuance. These warrants were subscribed in July 2010. As of December 31, 2014, 200,000 Warrants were exercised and 50,000 warrants were cancelled.

On June 24, 2011 the Company authorized the Directors of the Company, to subscribe to 350,000 warrants for a subscription price of €0.47 per warrant ($0.67). Each warrant is exercisable to purchase one Share at a price of €3.54 ($5.03). These warrants are issued for a four-year period and will vest over one year from the date of issuance. 300,000 warrants were subscribed in July 2011. As of December 31, 2014, 200,000 Warrants were exercised.

On March 13, 2012, in connection with the acquisition of Éclat Pharmaceutical, Flamel issued to Breaking Stick LLC (formerly Éclat Holdings LLC), two six-year warrants to purchase an aggregate of 3,300,000 ADSs, each representing one ordinary share, of Flamel. One warrant is exercisable for 2,200,000 ADSs at an exercise price of $7.44 per ADS, and the other warrant is exercisable for 1,100,000 ADSs at an exercise price of $11.00 per ADS. Pursuant to the guidance of ASC 815-40-15-7 the Company determined that the warrants should be accounted for as a liability (see note 16 Long Term Debt).

On June 20, 2013, the Company authorized the Directors of the Company, to subscribe to 270,000 warrants for a subscription price of €0.43 per warrant ($0.57). These warrants are issued for a four-year period and will vest over one year from the date of issuance. Each warrant is exercisable to purchase one Share at a price of €4.58 ($6.14). These warrants are issued for a four-year period and will vest over one year from the date of issuance. 180,000 warrants were subscribed in July 2013.

On June 20, 2013, the Company authorized the scientific advisory board members, excluding directors, to subscribe to 20,000 warrants for a subscription price of €0.43 per warrant ($0.57) as an offset to receivables for services provided by members of the scientific advisory board. These warrants are issued for a four-year period and will vest immediately. 20,000 warrants were subscribed in August 2013.

On June 24, 2014, the Company authorized the Directors of the Company, to subscribe to 300,000 warrants for a subscription price of €0.89 per warrant ($1.22). These warrants are issued for a four-year period and will vest over one year from the date of issuance. Each warrant is exercisable to purchase one Share at a price of €10.94 ($14.87). These warrants are issued for a four-year period and will vest over one year from the date of issuance. 298,000 warrants were subscribed in September 2014.

On exercise of warrants by beneficiaries, the Company issues new shares.

18.4.	Stock options

The Company issued stock options under plans approved by shareholders in 1990, 1993, 1996, 2000, 2001, 2003, 2004, 2005, 2007, 2010, 2012, 2013 and 2014. The option terms provide for exercise within a maximum 10-year term as from the date of grant. Generally, each option vests no more than four years from the date of grant.

In January 1997, the French parliament adopted a law that requires French companies and beneficiaries to pay social contributions, which generally represent 45% of the taxable salary, on the difference between the exercise price of a stock option and the fair market value of the underlying shares on the exercise date if the beneficiary sells the stock before a four-year period following the grant of the option (five years for options granted before 2000). This law is consistent with personal income tax law that requires individuals to pay income tax on the difference between the option exercise price and the fair value of the shares at the sale date if the shares are sold within four years of the option grant. The law applies to all options exercised after January 1, 1997. The Company has instituted an internal rule whereby, whilst remaining an employee of the Company, an individual may not sell the underlying share within four years of the option being granted.

In December 2007, the French parliament adopted a law that requires French companies to pay an additional social security contribution of 10% for each option granted, based on either the fair value of the option or 25% of share price at date of grant. This is applicable on all options granted since October 16, 2007. In December 2010, the French parliament introduced a contribution rate of 14% depending on the value of the grant. In July 2012 this rate was increased to 30%.

On exercise of stock options by beneficiaries, the Company issues new shares.

18.5.	Free Share Awards

On June 24, 2014, the shareholders of the Company authorized the issuance of 250,000 new shares that the Board of Directors was authorized to award and issue free of charge to the employees, or certain categories of them, of the Company or of the companies or organizations affiliated with it under the conditions set forth in Article L.225-197-2, 1° of the French Commercial Code and the corporate officers of the Company or organizations affiliated with it and that satisfy the conditions set forth in Article L.225-197-1, II of the French Commercial Code as compensation for services rendered. Under the terms of the awards the shares are definitively owned by French and Ireland tax resident beneficiaries two years and for US tax resident beneficiaries four years after grant and the Company issues new shares. French tax resident beneficiaries are required to retain the shares for two additional years after definitive acquisition. This authorization supersedes any unused portion of the previous authorizations granted to the Board of Directors by the shareholders.

In December 2007, the French parliament adopted a law that requires French companies to pay an additional social contribution of 10% for each share granted, based on the share price at date of grant. In December 2010, the French parliament introduced a contribution rate of 14% depending of the value of the grant. In July 2012 the contribution rate was raised to 30%.

On December 11, 2009 the Company granted 295,000 free share awards to officers and employees. On December 11, 2011 the Company issued 267,400 new shares related to this grant. On December 11, 2013, the Company issued 10 000 new shares related to this grant.

On December 6, 2010 the Company granted 230,000 free shares awards to officers and employees. On December 6, 2012 the Company issued 208,150 new shares related to this grant. On December 11, 2014, the Company issued 6 000 new shares related to this grant.

On December 7, 2011 the Company granted 200,000 free shares to officers and employees. On December 31, 2012 the Company issued 45,000 new shares related to this grant. On December 7, 2013 the Company issued 137,150 new shares related to this grant.

On December 10, 2012 the Company granted 189,700 free shares to officers and employees. On December 11, 2014 the Company issued 150,600 new shares related to this grant.

On December 12, 2013 the company granted 192,500 free shares to officers and employees.

On December 11, 2014 the company granted 188,300 free shares to officers and employees.

18.6.	Restricted Shares

On June 20, 2013, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue to any person or company who may sold or transfer to the Company asset(s), including any shares, representing immediately or overtime, their ownership or voting rights in any commercial enterprise. This authorization was granted for a term of eighteen (18) months. As of December 20, 2014, no shares have been issued as a result of this authorization.

18.7.	Accumulated other comprehensive income

The components of accumulated other comprehensive income is as follows:

	December 31,
(In thousands of U.S. dollars)	2013	2014

Foreign currency translation	10,815	(7,225)
Unrealized gain (loss) on marketable secuirities		(198)

Total	10,815	(7,423)

18.8.	Capital raise

During the twelve month period ended December 31, 2014, the Company issued 12,400,000 shares as a result of an underwritten public offering in March 2014. The offering price to the public was $9.75 per American Depositary Share, each representing one ordinary share (“ADS”), and included payment of a commission of $0.585 per ADS. Total increase in shareholders equity amounted to $115.2 million, including $113.6 million in net proceeds, ($0.7) million in issuance costs and $2.4 million in tax relief from issuance costs and underwriter commission.

In December 1,026,364 shares were acquired by Recipharm as a private placement. The offering price to Recipharm AB was $12.71 per American Depositary Share, each representing one ordinary share (“ADS”). Total net proceeds amounted to $13,049,000.